SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2015
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

14. SHARE-BASED COMPENSATION

Employee Equity Incentive Plan

        The Company has granted Share-Based Awards to employees of the Company pursuant to its Employee Share Option Plan (the "2001 Plan") and the Fourth Amended and Restated 2007 Equity Incentive Plan (the "2007 Plan").

        On January 29, 2001, the Supervisory Board of Yandex Technologies Ltd. ("YTL"), the former parent of the Company, approved the 2001 Plan, which provided for the issuance of up to 36,909,292 options to employees of the Company to purchase ordinary shares in YTL. On February 7, 2007, the Company's Board adopted the 2007 Plan and subsequently amended it on October 11, 2007, October 14, 2008, November 10, 2011, February 10, 2012, and July 24, 2013. A share option issued under the 2007 Plan entitles the holder to purchase an ordinary share at a specified exercise price. SARs issued under the 2007 Plan entitle the holder to receive a number of Class A shares determined by reference to appreciation from and after the date of grant in the fair market value of a Class A share over the measurement price. RSUs awarded under the 2007 Plan entitle the holder to receive a fixed number of Class A shares at no cost upon the satisfaction of certain time-based vesting criteria. The holders of RSUs have no rights to dividends or dividends equivalent. The 2007 Plan provides for the issuance of Share-Based Awards to employees, officers, advisors and consultants of the Company and members of the Board of the Company to acquire or, in regard to SARs, to benefit from the appreciation of ordinary shares representing in the aggregate a maximum of 10% of the issued share capital of the Company. In connection with a capital restructuring, all outstanding share options granted to eligible employees under the 2001 Plan were cancelled and replaced with new grants of options under the 2007 Plan. The Company recorded no additional compensation cost as a result of this cancellation and replacement because the terms of the replacement awards are substantially the same.

        Under the 2007 Plan, the award exercise or measurement price per share is set at the "fair market value" and denominated in U.S. dollars on the date the Share-Based Awards are granted by the Company's Board. For purposes of the 2007 Plan, "fair market value" means (A) at any time when the Company's shares are not publicly traded, the price per share most recently determined by the Board to be the fair market value; and (B) at any time when the shares are publicly traded, (i) in the case of RSUs, the closing price per Class A Share (as adjusted to account for the ratio of shares to depositary shares, if necessary) on the date of such determination; and (ii) in the case of Options and Share Appreciation Rights, the average closing price per Class A Share (as adjusted to account for the ratio of Class A Shares to such depositary shares, if necessary) on the 20 trading days immediately following the date of determination. Share-Based Awards granted under the 2007 Plan generally vest over a four-year period. Approximately 25% of the Share-Based Awards vest after one year, with the remaining Share-Based Awards vesting in equal amounts on the last day of each quarter over the following three years. If a grantee ceases to be an eligible participant within three months following the consummation of a change of control because of termination by the grantee for good reason or because of termination by the Company for any reason other than for cause, the Share-Based Award(s) held by such grantee shall become fully vested and immediately exercisable. The maximum term of a Share-Based Award granted under the 2007 Plan may not exceed ten years. The 2007 Plan expires at midnight on October 11, 2017. After its expiration, no further grants can be made under the 2007 Plan but the vesting and effectiveness of Share-Based Awards previously granted will remain unaffected.

        In 2015, the Company offered employees of the Company an opportunity to exchange their SARs for RSUs based on an exchange ratio of 2:1. As a result of the exchanges, a total of 56 employees exchanged an aggregate of 1,920,600 SARs for an aggregate of 960,301 RSUs. The terms of the exchanges were as follows:

•

for 1,663,750 SARs exchanged the vesting of replacement RSUs was extended by 12 months beyond the original vesting schedule of the exchanged SARs. In addition, no exercise of the replacement RSUs will be permitted until April 10, 2016;

•	for 106,850 SARs exchanged the replacement RSUs are subject to the same vesting schedule as was in place for the replaced SARs;
•	for 150,000 SARs exchanged the vesting of replacement RSUs was reset to begin as of January 1, 2016.

        The exchanges were accounted for as a modification of the award resulting in additional RUB 101 ($1.4) recognized immediately upon modification.

        The total incremental compensation cost resulting from the modifications completed in 2015 was $5.8 (RUB 421).

        The Company estimates the fair value of share options and SARs using the BSM pricing model. The weighted average assumptions used in the BSM pricing model for grants made in the years ended December 31, 2013 and 2014 were as follows:

	2013	2014
Dividend yield	—	—
Expected annual volatility	49%	38%
Risk-free interest rate	1.77%	1.85%
Expected life of the awards (years)	5.44 - 7.04	5.52 - 7.04
Weighted-average grant date fair value of awards (per share)	$ 15.93	$ 10.74

        No share options or SARs grants were made for the year ended December 31, 2015.

        The Company used the following assumptions in the BSM pricing model when valuing its Share-Based Awards:

•

Expected forfeitures.  This assumption is estimated using historical trends of the number of awards forfeited prior to vesting and adjusted as appropriate for exceptional circumstances. The Company calculated the forfeiture rate by reference to the historical employee turnover rate.

•

Expected volatility.  For 2013 grants, the Company used historical volatility of the Company's own shares. For 2014 grants, the Company used future volatility of the Company's shares implied by the Company's convertible debt prices (Note 11) and cross-checked with the historical volatility of the shares.

•

Expected term.  The expected term of awards granted has been calculated following the "simplified" method, using half of the sum of the contractual and vesting terms, because the Company has no historical pattern of exercises sufficient to estimate the expected term on a more reliable basis.

•

Dividend yield.  This assumption is measured as the average annualized dividend estimated to be paid by the Company over the expected life of the award as a percentage of the share price at the grant date. The Company did not declare any dividends with respect to 2013, 2014 or 2015. Currently, the Company does not have any plans to pay dividends in the near term. Because optionees were generally compensated for dividends and the Company has no plans to pay cash dividends in the near term, it used an expected dividend yield of zero in its option pricing model for awards granted in the years ended December 31, 2013 and 2014.

•	Fair value of ordinary shares. The Company estimated the fair value of its ordinary shares using the closing price of its ordinary shares on the NASDAQ Global Select Market on the date of grant.
•	Risk-free interest rate. The Company used the risk-free interest rates based on the US Treasury yield curve in effect at the grant date.

        The following table summarizes awards activity for the Company under the 2007 Plan:

	Options		SARs		RSUs
	Quantity	Weighted average exercise price per share	Quantity	Weighted average exercise price per share	Quantity	Weighted average exercise price per share
Outstanding as of January 1, 2015	4,968,744	$5.41	2,431,714	$27.77	3,906,069	—

Granted	—	—	—	—	4,492,123	—
Exercised	(917,819)	3.07	—	—	(686,495)	—
Forfeited	(8,750)	8.77	(251,212)	32.79	(267,808)	—
Cancelled	—	—	(1,927,412)	27.18	(2,050)	—

Outstanding as of December 31, 2015	4,042,175	$5.94	253,090	$27.27	7,441,839	—

        The following table summarizes information about outstanding and exercisable awards under the 2007 Plan as of December 31, 2015:

		Awards Outstanding			Awards Exercisable
Exercise Price ($)	Type of award	Number outstanding	Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value	Number exercisable	Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
2.16	Option	476,468	0.54	$6.5	476,468	0.54	$6.5
2.74	Option	471,300	1.33	6.1	471,300	1.33	6.1
3.40	Option	339,850	2.09	4.2	339,850	2.09	4.2
3.43	Option	197,870	3.42	2.4	197,870	3.42	2.4
3.51	Option	706,663	3.86	8.6	706,663	3.86	8.6
4.16	Option	606,445	4.42	7.0	604,570	4.42	7.0
8.77	Option	1,019,579	4.85	7.1	1,007,079	4.85	7.0
25.00	Option	168,000	5.40	—	168,000	5.40	—
27.74	Option	28,000	7.39	—	17,500	7.39	—
33.09	Option	28,000	8.40	—	10,500	8.40	—

Total Options		4,042,175	3.46	41.9	3,999,800	3.42	41.8

16.95	SARs	2,500	5.97	—	2,500	5.97	—
19.00	SARs	90,000	6.57	—	35,000	6.57	—
20.99	SARs	10,590	5.92	—	9,724	5.92	—
32.85	SARs	150,000	7.57	—	150,000	7.57	—

Total SARs		253,090	7.13	—	197,224	7.29	—
Total RSUs	RSU	7,441,839	8.58	117.0	1,772,877	7.27	27.9

Total Options, SARs, RSUs		11,737,104	6.78	$158.9	5,969,900	4.69	$69.7

        The following table summarizes information about non-vested share awards under the 2007 Plan:

	Options		SARs		RSUs
	Quantity	Weighted Average Grant Date Fair Value	Quantity	Weighted Average Grant Date Fair Value	Quantity	Weighted Average Grant Date Fair Value
Non-vested as of January 1, 2015	98,124	$11.31	1,835,867	$12.18	2,956,759	$27.77

Granted	—	—	—	—	4,492,123	17.61
Vested	(46,999)	13.19	(150,717)	12.93	(1,512,112)	24.31
Forfeited	(8,750)	5.30	(251,212)	15.89	(267,808)	24.30
Cancelled	—	—	(1,378,071)	11.52	—	—

Non-vested as of December 31, 2015	42,375	$10.47	55,867	$9.87	5,668,962	$20.78

        At December 31, 2015, there was RUB 7,608 ($104.4) of unamortized share-based compensation expense related to unvested share options, RSUs and SARs which is expected to be recognized over a weighted average period of 3.09 years. The Company expects that all but an insignificant portion of options and SARs outstanding will vest and therefore has not applied a forfeiture rate in estimating the total awards expected to vest. The Company expects 5,114,525 out of 5,668,962 RSUs to vest after December 31, 2015. To the extent the actual forfeiture rate is different from the Company's estimate, share-based compensation related to these awards will be different from these expectations.

Ex-Plan Options

        In January 2009, the Company hired certain former sales and product development employees of Mediaselling LLC ("Mediaselling"). The Company granted some of these former Mediaselling employees performance-based options to purchase an aggregate of 378,000 Class A shares.

        The following table summarizes activity for these ex-plan options:

	Quantity	Weighted Average Exercise Price
Outstanding as of December 31, 2014	3,700	€0.01

Exercised	(1,700)	0.01
Cancelled	—	—

Outstanding as of December 31, 2015	2,000	€0.01

        There were no unvested ex-plan shares options as of December 31, 2014 and 2015.

        As of December 31, 2015, these ex-plan options have a remaining contractual life of 3.37 years; 2,000 outstanding ex-plan options have an intrinsic value of RUB 2.

        At December 31, 2015, there was no unamortized share-based compensation expense related to unvested ex-plan options.

Ex-plan RSUs

        In November 2011, the Company acquired SPB Software Group and subsequently granted 25,000 RSUs to some of the former SPB Software employees. Although these RSUs were granted ex-plan, they have the same vesting provisions as Share-Based Awards granted under the 2007 Plan. As of December 31, 2015, these ex-plan RSUs had a remaining contractual life of 5.97 years; 13,013 of these outstanding RSUs (all of which are exercisable) had an intrinsic value of RUB 15 ($0.2). At December 31, 2015, there was no unamortized share-based compensation expense related to unvested ex-plan RSUs.

Business Unit Equity Awards

        As of January 1, 2015, the Company began the process of restructuring certain of the business units in its E-Commerce, Taxi and Classifieds operating segments into separate legal structures. In connection with this restructuring, and to align the incentives of the relevant employees with the operations of these individual business units, the Company granted equity incentive awards to the employees of these business units, which entitle the participants to acquire shares in the respective operating subsidiaries upon the satisfaction of defined vesting criteria.

        The Business Unit Equity Awards have a vesting start date of January 1, 2015, when the service of the participants with the relevant business units was deemed to begin. Accordingly, the Company has recorded share-based compensation expense in respect of such awards in the amount of RUB 192 ($2.6) for the year ended December 31, 2015.

Share-Based Compensation Expense

        The Company recognized share-based compensation expense of RUB 754, RUB 1,210 and RUB 2,718 ($37.3) for the years ended December 31, 2013, 2014 and 2015, respectively. The Company recognized RUB 9, RUB 20 and RUB 41 ($0.6) in related tax benefits for the years ended December 31, 2013, 2014 and 2015, respectively.